SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity Securities [Abstract]
Amortized cost	$ 4,632
Gross Unrecognized holding gains
Gross Unrecognized holding losses
Unrealized gain in accumulated other comprehensive income
Fair value	$ 4,632
Debt Securities [Member]
Net Investment Income [Line Items]
Investment income	$ 135